Taxes - Schedule of Tax Payables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Tax Payables [Abstract]
VAT payable	$ 908,992	$ 761,457
Corporate income tax payable	113,840	146,030
Withholding tax payable	390,640	326,183
Disability insurance fund payable	971,516	1,035,935
Other tax payables	78,718	82,010
Total tax payables	$ 2,463,706	$ 2,351,615